Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income / (loss)	$ 22,160	$ (20,251)	$ (1,862,284)
Adjustments for non-cash items:
Depreciation and amortization	274,755	264,145	266,819
Unrealized foreign exchange loss / (gain)	(4,123)	411	(44,157)
Deferred tax (benefit) / expense	(33,187)	19,692	(82,876)
Interest expense , net	(10,122)	(2,642)	24,394
Share based compensation	38,534	28,873	62,354
Other income, net	(10,159)	(20,515)	(45,489)
Impairment expense on goodwill and intangible assets	823	1,254	1,887,223
Allowance for credit losses and other	52,649	21,186	35,541
Loss on disposal of subsidiaries and other assets, net	801	386	1,359
Non-cash lease expense	8,939	8,937	7,034
Movements in working capital:
Accounts receivable, net	(43,241)	(18,813)	(34,224)
Prepaid expenses, other current assets, and related party receivables	(11,582)	6,953	(13,085)
Accounts payable, other liabilities, and related party payables	(26,651)	(32,974)	17,400
Income tax (receivable) / payable	(5,792)	(22,620)	17,192
Net cash flows provided by operating activities	253,804	234,022	237,201
Cash flows from investing activities
Purchase of property, plant & equipment	(15,935)	(12,849)	(4,543)
Purchase of merchant portfolios	(8,778)	(30,735)	(56,438)
Other intangible asset expenditures	(95,783)	(89,319)	(89,065)
Acquisition of businesses, net of cash acquired	0	0	(424,722)
Net cash outflow on disposal of subsidiaries		0	(826)
Receipts under derivative financial instruments	8,919	10,208	0
Cash inflow from merchant reserves	6,510	12,200	0
Cash outflow for merchant reserves	0	(24,400)	0
Other investing activities, net	(3,313)	(342)	0
Net cash flows used in investing activities	(108,380)	(135,237)	(575,594)
Cash flows from financing activities
Cash settled equity awards	0	(484)	(990)
Repurchases of shares withheld for taxes	(7,554)	(8,467)	(6,937)
Proceeds from exercise of warrants	0	5	3
Proceeds from employee share purchase plan	786	0	0
Purchase of treasury shares	(42,921)	0	0
Settlement funds - merchants and customers, net	(163,837)	(588,151)	686,877
Repurchases of borrowings	(92,278)	(167,424)	(45,511)
Proceeds from loans and borrowings	220,352	125,597	120,669
Repayment of loans and borrowings	(174,718)	(121,724)	(148,919)
Payment of debt issuance costs	(491)	0	(6,781)
Proceeds under line of credit	855,000	900,000	796,600
Repayments under line of credit	(865,000)	(900,000)	(771,600)
Receipts under derivative financial instruments	0	0	137
Contingent consideration received	0	300	2,621
Contingent and deferred consideration paid	(10,138)	(10,680)	(19,834)
Net cash flows (used in) / provided by financing activities	(280,799)	(771,028)	606,335
Effect of foreign exchange rate changes	(64,315)	43,317	(112,465)
(Decrease) / increase in cash and cash equivalents, including customer accounts and other restricted cash, net during the year	(199,690)	(628,926)	155,477
Cash and cash equivalents, including customer accounts and other restricted cash, net at beginning of the year	1,498,269	2,127,195	1,971,718
Cash and cash equivalents, including customer accounts and other restricted cash, net at end of the year	1,298,579	1,498,269	2,127,195
Supplemental cash flow disclosures:
Cash paid for interest	150,927	153,790	102,230
Cash paid/(received) for Income taxes, net	30,843	43,768	(13,182)
Cash and cash equivalents	216,683	202,322	260,219
Customer accounts and other restricted cash, net	1,081,896	1,295,947	1,866,976
Total cash and cash equivalents, including customer accounts and other restricted cash, net	$ 1,298,579	$ 1,498,269	$ 2,127,195